Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2019	Dec. 31, 2018
Class of Stock [Line Items]
Common stock, par value (in USD per share)	$ 0.001	$ 0.001
Common stock, authorized (in shares)	200,000,000	200,000,000
Common stock, shares issued (in shares)	104,251,019	103,005,748
Common stock, shares outstanding (in shares)	104,251,019	103,005,748
Preferred stock, par value (in USD per share)	$ 0.01	$ 0.01
Preferred stock, shares authorized (in shares)	20,000,000	20,000,000
Treasury stock, par value (USD per share)	$ 0.001	$ 0.001
Treasury stock, shares repurchased (in shares)	0	458,088
Series B Preferred Stock
Class of Stock [Line Items]
Preferred stock, issued (in shares)	0	0
Preferred stock, shares outstanding (in shares)	0	0
Series C Preferred Stock
Class of Stock [Line Items]
Preferred stock, issued (in shares)	2,300,000	2,300,000
Preferred stock, shares outstanding (in shares)	2,300,000	2,300,000
Series D Preferred Stock
Class of Stock [Line Items]
Preferred stock, issued (in shares)	3,200,000	3,200,000
Preferred stock, shares outstanding (in shares)	3,200,000	3,200,000